                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06346

Morgan Stanley Quality Municipal Investment Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS July 31, 2006 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                                              COUPON     MATURITY
       THOUSANDS                                                                              RATE         DATE          VALUE
       ---------                                                                              ----         ----          -----
                        TAX-EXEMPT MUNICIPAL BONDS (141.5%)
                        General Obligation  (20.1%)

               4,000    North Slope Borough, Alaska, Ser 2000 B (MBIA)                         0.00    %  06/30/09   $ 3,561,600

               3,000    California, Various Purpose dtd 05/01/03                               5.00       02/01/24     3,086,490
               2,000    Los Angeles, California, Ser 2004 A (MBIA)                             5.00       09/01/24     2,082,880
               2,000    Tobacco Securitization Authority of Northern California,               5.00       06/01/37     1,958,300
                          Ser 2005 A-1
                        Florida State Board of Education,
               6,890      Capital Outlay Refg Ser 2001 D                                       5.375      06/01/18     7,365,203
               3,000      Capital Outlay Refg Ser 2002 C (MBIA)                                5.00       06/01/20     3,127,530
               7,000    New Jersey, 2001 Ser H ++                                              5.25       07/01/19     7,664,510
                        New York, New York,
               2,500      2006 Ser F                                                           5.00       09/01/23     2,581,900
               2,000      2005 Ser G                                                           5.00       12/01/23     2,061,020
                 260    Oregon, Veterans' Welfare Ser 75                                       6.00       04/01/27       263,406
               1,000    Pennsylvania, First Ser 2003 RITES PA - 1112 B (MBIA)                  5.244+++   01/01/19     1,129,020
               2,000    Charleston County School District, South Carolina, Ser 2004 A          5.00       02/01/22     2,084,380
               1,000    Tennessee Energy Acquisition Corp, Residuals Ser 47TP                  6.494+++   09/01/19     1,308,460
               5,000    Aldine Independent School District, Texas, Bldg & Refg                 5.00       02/15/26     5,100,500
                          Ser 2001 (PSF)
              -------                                                                                                 ----------
              41,650                                                                                                  43,375,199
              -------                                                                                                 ----------

                        Educational Facilities Revenue  (2.3%)

               2,000    California Infrastructure & Economic Development Bank, The             5.00       07/01/29     2,057,160
                          Scripps Research Institute Ser 2005 A
               1,585    Colorado Educational & Cultural Facilities Authority, Peak to Peak     5.25       08/15/34     1,660,605
                          Charter School Refg & Impr Ser 2004 (XLCA)
               1,200    University of North Carolina, Chapel Hill Ser 2003                     5.00       12/01/24     1,243,116
              -------                                                                                                 ----------
               4,785                                                                                                   4,960,881
              -------                                                                                                 ----------

                        Electric Revenue  (14.8%)

               5,000    Colorado Springs, Colorado, Utilities Ser 2001 A                       5.00       11/15/29     5,096,150
                        Municipal Electric Authority of Georgia,
               2,000      Combustion Turbine Ser 2002 A (MBIA)                                 5.25       11/01/21     2,115,380
               1,500      Combustion Turbine Ser 2002 A (MBIA)                                 5.25       11/01/22     1,586,535
               1,700    Indiana Municipal Power Agency, 2004 Ser A (FGIC)                      5.00       01/01/32     1,745,152
               2,000    Nebraska Public Power District, Ser 2005 C (FGIC)                      5.00       01/01/41     2,058,200
                        Long Island Power Authority, New York,
               4,000      Ser 2003 B                                                           5.25       06/01/13     4,283,080
               2,000      Ser 2004 A (Ambac)                                                   5.00       09/01/34     2,059,960
                        South Carolina Public Service Authority,
               1,500      2002 Refg Ser A (FSA)                                                5.125      01/01/20     1,591,260
               1,000      2002 Refg Ser A (FSA)                                                5.125      01/01/21     1,057,140
               4,000      2003 Refg Ser A (Ambac)                                              5.00       01/01/27     4,121,200
               2,000      1997 Refg Ser A (MBIA)                                               5.00       01/01/29     2,033,380
               2,000    Grant County Public Utilities District #2, Washington, Wanapum         5.00       01/01/29     2,055,940
                          2005 Ser A (FGIC)

               2,000    Lewis County Public Utility District #1, Washington, Cowlitz Falls     5.00       10/01/22     2,072,960
                          Refg Ser 2003 (MBIA)
              -------                                                                                                 ----------
              30,700                                                                                                  31,876,337
              -------                                                                                                 ----------

                        Hospital Revenue  (16.0%)
               3,000    California Health Facilities Financing Authority, Cedars-Sinai         5.00       11/15/34     3,033,330
                           Medical Center Ser 2005
               3,000    California Statewide Communities Development, John Muir Health         5.00       08/15/32     3,058,080
                          Ser 2006 A
               3,000    Highlands County Health Facilities Authority, Florida, Adventist       5.00       11/15/31     3,034,230
                          Health Refg Ser 2005 C
               3,000    Indiana Health & Educational Facility Financing Authority, Clarian     5.25       02/15/40     3,094,170
                          Health Ser 2006 A
               3,000    Indiana Health Facilities Financing Authority, Community Health        5.00       05/01/35     3,079,980
                          Ser 2005 A (Ambac)

                        Maryland Health & Higher Educational Facilities Authority,
               3,000      Medstar Health Refg Ser 2004                                         5.375      08/15/24     3,121,590
               2,500      University of Maryland Medical Ser 2001                              5.25       07/01/34     2,554,675
               2,000      University of Maryland Medical Ser 2002                              5.75       07/01/17     2,141,920
               3,000    Michigan State Hospital Finance Authority, Henry Ford Health           5.25       11/15/46     3,091,920
                          System Refg Ser 2006 A
               3,000    Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A           5.75       10/01/18     3,223,200
               5,000    Lehigh County General Purpose Authority, Pennsylvania, St Luke's       5.25       08/15/23     5,135,650
                          Hospital of Bethlehem Ser 2003
              -------                                                                                                 ----------
              33,500                                                                                                  34,568,745
              -------                                                                                                 ----------

                        Industrial Development/Pollution Control Revenue  (7.9%)
               3,500    Michigan Strategic Fund, Detroit Edison Co Ser 2001 C                  5.45       09/01/29     3,628,380
               3,000    Nassau County Tobacco Settlement Corporation, New York, Asset          5.125      06/01/46     2,967,090
                          Backed Ser 2006 A-3
               2,000    New York State Energy Research & Development Authority,                9.615+++   07/01/26     2,119,760
                          Brooklyn Union Gas Co 1991 Ser D (AMT)
               2,000    Alliance Airport Authority, Texas, Federal Express Corp                4.85       04/01/21     1,986,180
                          Refg Ser 2006 (AMT) (WI)
               5,000    Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B         5.75       05/01/30     5,289,450
                          (AMT) (Mandatory Tender 11/01/11)
               1,000    Tobacco Settlement Financing Corporation, Virginia, Ser 2005           5.625      06/01/37     1,038,540
              -------                                                                                                 ----------
              16,500                                                                                                  17,029,400
              -------                                                                                                 ----------

                        Mortgage Revenue - Multi-Family  (2.8%)
               5,795    Illinois Housing Development Authority, 1991 Ser A                     8.25       07/01/16     6,070,031
              -------                                                                                                 ----------
                        Mortgage Revenue - Single Family  (0.3%)
                 300    Colorado Housing & Finance Authority, 2000 Ser D-2 (AMT)               6.90       04/01/29       304,896
                 330    District of Columbia Housing Finance Agency, GNMA Collateralized       7.10       12/01/24       338,445
                          Ser 1990 B (AMT)
              -------                                                                                                 ----------
                 630                                                                                                     643,341
              -------                                                                                                 ----------
                        Nursing & Health Related Facilities Revenue  (0.7%)
               1,500    New York State Dormitory Authority, Mental Health Ser 2003 B           5.25       02/15/17     1,594,380
              -------                                                                                                 ----------
                        Public Facilities Revenue  (6.1%)

               2,000    Jefferson County, Alabama, School Ser 2004 A                           5.50       01/01/22     2,137,200
               1,000    Phoenix Civic Improvement Corporation, Arizona, Phoenix Municipal      5.25       07/01/24     1,040,440
                          Courthouse Sr Lien Excise Tax Ser 1999 A
               2,000    District of Columbia Ballpark, Ser B-1                                 5.00       02/01/31     2,057,140
               1,900    Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)                      5.50       10/01/18     2,033,570
               1,000    Miami-Dade County, Florida, Ser 2005 A (MBIA)                          0.00##     10/01/30       708,640
               2,000    Pennsylvania Public School Building Authority, Philadelphia School     5.00       06/01/33     2,044,560
                          District Ser 2003 (FSA)
               3,000    Charleston Educational Excellence Financing Corporation, South         5.25       12/01/29     3,138,300
                          Carolina, Charleston County School District Ser 2005
              -------                                                                                                 ----------
              12,900                                                                                                  13,159,850
              -------                                                                                                 ----------
                        Recreational Facility Revenue  (0.7%)
               1,500    Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA)         5.25       09/01/39     1,583,475
              -------                                                                                                 ----------

                        Resource Recovery Revenue  (1.5%)
               3,000    Northeast Maryland Waste Disposal Authority, Montgomery County         5.50       04/01/16     3,201,720
                          Ser 2003 (AMT) (Ambac)
              -------                                                                                                 ----------
                        Retirement & Life Care Facilities Revenue  (0.5%)
               1,000    Missouri Health & Educational Facilities Authority, Lutheran Senior    5.375      02/01/35     1,024,670
                          Services Ser 2005 A
              -------                                                                                                 ----------
                        Tax Allocation Revenue  (0.5%)
               1,000    Fenton, Missouri, Gravois Bluffs Refg Ser 2006                         4.50       04/01/21     1,002,200
              -------                                                                                                 ----------

                        Transportation Facilities Revenue  (25.7%)
               3,000    Metropolitan Washington Airports Authority, District of Columbia &     5.00       10/01/20     3,096,210
                          Virginia, Ser 2004 C-1  (FSA) (AMT)#
               3,000    Atlanta, Georgia, Airport Ser 2004 J (FSA)                             5.00       01/01/34     3,075,480
                        Georgia Road & Tollway Authority,
              10,000      Ser 2001                                                             5.375      03/01/17    10,694,499
               2,000      Ser 2004                                                             5.00       10/01/22     2,092,980
               3,000      Ser 2004                                                             5.00       10/01/23     3,134,010
               2,000    Chicago, Illinois, O'Hare Int'l Airport Third Lien Ser 2003 B-2        5.75       01/01/23     2,171,180
                          (AMT) (FSA)
                 990    Massachusetts Bay Transportation Authority, Assess 2000 Ser A          5.25       07/01/30     1,028,234
               2,000    Clark County, Nevada, Airport Sub Lien Ser 2004 A (AMT) (FGIC)         5.50       07/01/22     2,132,580
               5,000    New Jersey Turnpike Authority, Ser 2003 A (Ambac)                      5.00       01/01/30     5,145,500
                        Metropolitan Transportation Authority, New York,
               3,000      State Service Contract Ser 2002 A (MBIA)                             5.50       01/01/19     3,240,630
               3,000      State Service Contract Refg Ser 2002 B (MBIA)                        5.50       07/01/20     3,240,630
                 460    Triborough Bridge & Tunnel Authority, New York, Ser 2001 A             5.00       01/01/32       468,386
               5,000    Pennsylvania Turnpike Commission, 2004 Ser A (Ambac)                   5.00       12/01/34     5,159,550
               5,000    Dallas-Fort Worth International Airport, Texas, Ser 2003 A (AMT)       5.375      11/01/22     5,281,650
                          (FSA)

               2,000    Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)               5.25       08/15/35     2,074,220
               3,000    Port of Seattle, Washington, Sub Lien Ser 1999 A (FGIC)                5.25       09/01/22     3,153,300
              -------                                                                                                 ----------
              52,450                                                                                                  55,189,039
              -------                                                                                                 ----------

                        Water & Sewer Revenue  (27.9%)
               1,920    Los Angeles Department of Water & Power, California, Water             5.00       07/01/23     2,000,794
                          2004 Ser C (MBIA)

               4,000    Oxnard Financing Authority, California, Redwood Trunk Sewer &            5.00       06/01/29     4,129,240
                          Headworks Ser 2004 A (FGIC)
               2,000    Martin County, Florida, Utilities Ser 2001 (FGIC)                        5.00       10/01/26     2,050,500
               8,000    Tampa Bay Water, Florida, Ser 2001 B (FGIC)                              5.00       10/01/31     8,154,400
                        Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
               2,925      Ser 2001 A (MBIA)                                                      5.375      05/15/20     3,132,470
               3,075      Ser 2001 A (MBIA)                                                      5.375      05/15/21     3,285,853
               5,000      Ser 1999 A (FGIC)                                                      5.75       05/15/33     5,317,050
               2,925    Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A               5.25       06/01/22     3,105,765
                          (FGIC)
                        New York City Municipal Water Finance Authority, New York,
               3,000      2003 Ser A                                                             5.375      06/15/18     3,203,310
               4,000      1998 Ser D (MBIA)                                                      4.75       06/15/25     4,024,840
               5,000      2002 Ser G (FSA)                                                       5.00       06/15/34     5,097,050
               1,000    Austin, Texas, Water & Wastewater Refg Ser 2002 A (FSA)                  6.135+++   05/15/27     1,100,800
                        Houston, Texas,
              10,000      Combined Utility First Lien Refg 2004 Ser A (FGIC)                     5.25       05/15/23    10,622,499
               4,500      Combined Utility First Lien Refg 2004 Ser A (MBIA)                     5.25       05/15/25     4,771,845
              -------                                                                                                   ----------

              57,345                                                                                                    59,996,416
              -------                                                                                                   ----------

                        Other Revenue  (6.3%)
               5,000    California Economic Recovery, Ser 2004 A                                 5.00       07/01/16     5,268,900
                        Golden State Tobacco Securitization Corporation, California,
               3,000      Enhanced Asset Backed Ser 2005 A (Ambac)                               5.00       06/01/29     3,064,440
               2,000      Enhanced Asset Backed Ser 2005 A (Ambac)                               5.00       06/01/45     2,010,500
               1,000    New Jersey Economic Development Authority, Cigarette Tax                 5.75       06/15/34     1,053,300
                          Ser 2004
               2,000    New York City Transitional Finance Authority, New York,                  5.50       11/01/26     2,145,860
                          Refg 2003 Ser A**
              -------                                                                                                   ----------
              13,000                                                                                                    13,543,000
              -------                                                                                                   ----------

                        Refunded  (7.4%)
               5,000    Arizona School Facilities Board, School Impr Ser 2001                    5.00       07/01/11+    5,270,050
               7,000    Hawaii, Airports Second Ser of 1991 (AMT) (ETM)                          6.90       07/01/12     7,724,360
               3,000    Salt Lake City, Utah, IHC Hospitals Inc Refg Ser 1991 (Ambac)            9.414+++   05/15/20     3,014,310
                          (ETM)
              -------                                                                                                   ----------
              15,000                                                                                                    16,008,720
              -------                                                                                                   ----------

             292,255    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $294,438,285)                                           304,827,404
             -------                                                                                                   -----------

                        Short-Term Tax-Exempt Municipal Obligations  (4.7%)
               5,800    Metropolitan Transportation Authority, New York, ROCS RR II R 263        3.68*      11/01/26     5,800,000
                           (FSA)
                 700    North Central Texas Health Facilities Development Corporation,           3.65*      12/01/15       700,000
                           Presbyterian Medical Center Ser 1985 D (MBIA) (Demand 08/01/06)
               3,600    San Antonio Educational Facilities Corporation, Texas, Trinity           3.68*      06/01/33     3,600,000
                          University Ser 2002 (Demand 08/01/06)
              -------                                                                                                   ----------
              10,100    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $10,100,000)                            10,100,000
              -------                                                                                                   ----------
            $302,355    TOTAL  INVESTMENTS (Cost $304,538,285)(a)(b)                           146.2%                  314,927,404
            ========

                        OTHER ASSETS IN EXCESS OF LIABILITIES                                    2.6                     5,649,787

                        PREFERRED SHARES OF BENEFICIAL INTEREST                               (48.8)                 (105,121,912)
                                                                                                                     -------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                          100.0%                $ 215,455,279
                                                                                                                      ===========


----------

      Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

      AMT   Alternative Minimum Tax.

      ETM   Escrowed to Maturity.

      PSF   Texas Permanent School Fund Guarantee Program.

      RITES Residual Interest Tax-Exempt Securities (Illiquid Securities).

      WI    Security purchased on a when-issued basis.

      #     Joint exemption in locations shown.

      ##    Currently a zero coupon security; will convert to 5.00% on April
            1, 2014.

      +     Prerefunded to call date shown.

      ++ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $72,500.

      +++ Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $8,672,350, which represents 4.0% of net assets applicable to common shareholders.

      *     Current coupon of variable rate demand obligation.

      ** Currently a 5.50% coupon security: will convert to 14.00% on November 1, 2011.

      (a) Securities have been designated as collateral in an amount equal to $15,579,063 in connection with open futures contracts and the purchase of a when-issued security.

      (b) The aggregate cost for federal income tax purposes is $304,538,285. The aggregate gross unrealized appreciation is $10,679,690 and the aggregate gross unrealized depreciation is $290,571, resulting in net unrealized appreciation of $10,389,119.


Bond Insurance:
---------------

      Ambac Ambac Assurance Corporation.

      FGIC  Financial Guaranty Insurance Company.

      FSA   Financial Security Assurance Inc.

      MBIA  Municipal Bond Investors Assurance Corporation.

      XLCA  XL Capital Corporation.


FUTURES CONTRACTS OPEN AT JULY 31, 2006:

NUMBER OF                                             DESCRIPTION, DELIVERY       UNDERLYING FACE                UNREALIZED
CONTRACTS          LONG/SHORT                            MONTH AND YEAR           AMOUNT AT VALUE               DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
          50         Short                         U.S. Treasury Notes 10 Year
                                                         September 2006             $(5,301,563)                 $(39,981)

         100         Short                         U.S. Treasury Notes 5 Year
                                                         September 2006             (10,421,875)                  (32,306)
                                                                                                                ----------

                                   Total Unrealized Depreciation.................                                $(72,287)
                                                                                                                 ===========

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Alabama                                                                     0.7%
Alaska                                                                      1.1
Arizona                                                                     2.0
California                                                                 10.5
Colorado                                                                    2.2
District of Columbia                                                        0.8
Florida                                                                     8.4
Georgia                                                                     7.2
Hawaii                                                                      2.4
Illinois                                                                    2.6
Indiana                                                                     2.5
Kentucky                                                                    3.7
Maryland                                                                    4.0
Massachusetts                                                               0.3
Michigan                                                                    2.1
Missouri                                                                    0.6
Nebraska                                                                    0.7
Nevada                                                                      1.7
New Jersey                                                                  4.4
New York                                                                   14.3
Ohio                                                                        1.0
Oregon                                                                      0.1
Pennsylvania                                                                4.3
South Carolina                                                              4.5
Tennessee                                                                   0.4
Texas                                                                      12.9
Utah                                                                        1.0
Virginia                                                                    1.3
Washington                                                                  3.3
Joint exemptions*                                                          (1.0)
                                                                          -----
Total+                                                                    100.0%
                                                                          =====

----------

*     Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $15,723,438 with unrealized depreciation of $72,287.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Investment Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006


                                       3